Toys - Japan share acquisition - Additional Information (Detail) In Millions, except Share data, unless otherwise specified	12 Months Ended					1 Months Ended	12 Months Ended
	Jan. 29, 2011 USD ($)	Jan. 30, 2010 USD ($)	Jan. 28, 2012 USD ($)	Nov. 10, 2009 TRU Japan Holdings 2, LLC (Holdings 2) USD ($)	Nov. 10, 2009 TRU Japan Holdings 2, LLC (Holdings 2) JPY (¥)	Nov. 10, 2009 Toys - Japan USD ($)	Jan. 28, 2012 Toys - Japan USD ($)	Jan. 29, 2011 Toys - Japan USD ($)	Jan. 30, 2010 Toys - Japan USD ($)	Jan. 28, 2012 Toys - Japan JPY (¥)
Noncontrolling Interest Shares Purchased [Line Items]
Purchase of outstanding shares of Toys - Japan from all non-affiliated public shareholders				$ 6.54	¥ 587.00
Shares purchased						9,687,056
Percentage of Toys - Japan						28.00%	9.00%	9.00%	28.00%
Purchase price						$ 66	$ 21
Transaction cost included in purchase price			4			2
Total shares owned									31,226,284
Percentage of Toys - Japan held by TRU Japan Holdings 2, LLC									91.00%
Decrease in noncontrolling interest	(21)	(66)						30	82
Differences between fair value of consideration paid and noncontrolling interest acquired									16
Change in additional paid in capital							3		(4)
Change in accumulated other comprehensive loss							(6)		(20)
Outstanding common stock exchange ratio							3,289,647
Cash received, fractional shares										¥ 587
Amount held for fractional shares included in purchase price							$ 1